LONG-TERM DEBT (Details)		12 Months Ended
	Jun. 24, 2021 USD ($)	Dec. 31, 2021 USD ($)	Mar. 27, 2020 USD ($)
Line of Credit Facility [Line Items]
Write off of debt issuance costs capitalized		$ 100,000
Revolver | Credit Agreement
Line of Credit Facility [Line Items]
Expiration period	5 years
Maximum borrowing amount	$ 75,000,000
Maximum Net Leverage Ratio	3.50
Maximum Net Leverage Ratio for material acquisitions	4.00
Minimum Fixed Charge Coverage Ratio	1.25
Debt issuance costs capitalized	$ 700,000
Revolver | Credit Agreement | Eurodollar
Line of Credit Facility [Line Items]
Applicable margin	2.50%
Applicable floor margin	0.00%
Revolver | Credit Agreement | Alternate Base Rate
Line of Credit Facility [Line Items]
Applicable margin	1.50%
Applicable floor margin	1.00%
Letters of credit | SVB
Line of Credit Facility [Line Items]
Maximum borrowing amount			$ 3,000,000